Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities were comprised of the following:

	March 31, 2018	December 31, 2017
Professional fees	$20,857	$23,230
Consulting fees	14,943	6,384
Other accrued expenses	1,734	-
Total	$37,534	$29,614

Accrued liabilities for the years ended December 31, 2017 and 2016 is summarized as follows.

	December 31, 2017	December 31, 2016
Consulting fees	$6,478	$-
Travel expense	5,395	-
Audit fees	12,750	5,250
Legal Fees	4,628	-
Other	362	-
Total Accrued Expense	$29,613	$5,250